Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Other Assets [line items]
Accrued interest receivable	$ 3,502	$ 2,230
Precious metals	2,481	2,304
Brokers' client accounts	7,452	9,467
Current tax receivable	2,729	2,837
Other prepayments	607	652
Derivative collateral receivable	6,846	13,637
Accounts receivable	851	1,053
Other	2,183	1,597
Total	27,706	35,197
Other assets [member]
Disclosure of Other Assets [line items]
Defined benefit asset (Note 18)	$ 1,055	$ 1,420